Janus Henderson VIT U.S. Low Volatility Portfolio

Schedule of Investments (unaudited)

March 31, 2021

Shares		Value
Common Stocks– 99.6%
Aerospace & Defense – 0.6%
L3Harris Technologies Inc	30,704	$6,223,087
Air Freight & Logistics – 0.1%
United Parcel Service Inc	4,879	829,381
Automobiles – 0.2%
Tesla Inc*	3,028	2,022,492
Beverages – 0.2%
Monster Beverage Corp*	17,256	1,571,849
Biotechnology – 1.6%
AbbVie Inc	45,442	4,917,733
Amgen Inc	8,414	2,093,487
Biogen Inc*	19,873	5,559,472
Gilead Sciences Inc	45,474	2,938,985
		15,509,677
Commercial Services & Supplies – 6.1%
Copart Inc*	191,543	20,803,485
Republic Services Inc	213,156	21,177,049
Waste Management Inc	144,550	18,649,841
		60,630,375
Communications Equipment – 2.6%
Cisco Systems Inc	4,826	249,552
Motorola Solutions Inc	136,813	25,727,685
		25,977,237
Construction & Engineering – 0.2%
Jacobs Engineering Group Inc	11,466	1,482,210
Diversified Financial Services – 0.8%
Berkshire Hathaway Inc*	29,086	7,430,600
Diversified Telecommunication Services – 0.1%
Verizon Communications Inc	12,987	755,194
Electric Utilities – 2.6%
Edison International	43,665	2,558,769
Eversource Energy	152,325	13,189,822
NextEra Energy Inc	120,644	9,121,893
Xcel Energy Inc	12,481	830,111
		25,700,595
Entertainment – 0.5%
Electronic Arts Inc	7,509	1,016,493
Walt Disney Co*	22,715	4,191,372
		5,207,865
Equity Real Estate Investment Trusts (REITs) – 0.9%
Crown Castle International Corp	51,693	8,897,916
Food & Staples Retailing – 6.1%
Costco Wholesale Corp	50,118	17,665,593
Kroger Co	94,939	3,416,855
Sysco Corp	64,104	5,047,549
Walmart Inc	252,912	34,353,037
		60,483,034
Food Products – 4.4%
Campbell Soup Co	61,500	3,091,605
Conagra Brands Inc	41,262	1,551,451
General Mills Inc	5,210	319,477
Hershey Co	94,523	14,949,758
JM Smucker Co	14,503	1,835,065
Kellogg Co	64,359	4,073,925
Kraft Heinz Co	28,988	1,159,520
McCormick & Co Inc/MD	78,315	6,982,565
Mondelez International Inc	172,213	10,079,627
		44,042,993
Health Care Equipment & Supplies – 7.7%
Boston Scientific Corp*	268,606	10,381,622
Danaher Corp	81,542	18,353,473
Dentsply Sirona Inc	162,137	10,345,962
Medtronic PLC	60,440	7,139,777
ResMed Inc	60,385	11,715,898
STERIS PLC	28,207	5,372,869
Varian Medical Systems Inc*	42,537	7,509,057
West Pharmaceutical Services Inc	18,756	5,285,066
		76,103,724

Shares		Value
Common Stocks– (continued)
Health Care Providers & Services – 3.4%
Anthem Inc	11,280	$4,048,956
Humana Inc	9,197	3,855,842
Quest Diagnostics Inc	136,040	17,459,374
UnitedHealth Group Inc	22,412	8,338,833
		33,703,005
Health Care Technology – 1.0%
Cerner Corp	143,038	10,281,571
Hotels, Restaurants & Leisure – 4.8%
Domino's Pizza Inc	4,628	1,702,132
McDonald's Corp	115,817	25,959,222
Yum! Brands Inc	185,942	20,115,206
		47,776,560
Household Durables – 1.1%
Garmin Ltd	82,095	10,824,226
Household Products – 5.5%
Church & Dwight Co Inc	155,453	13,578,819
Colgate-Palmolive Co	29,638	2,336,363
Procter & Gamble Co	287,288	38,907,414
		54,822,596
Information Technology Services – 2.8%
Accenture PLC	4,497	1,242,296
Akamai Technologies Inc*	137,730	14,034,687
Broadridge Financial Solutions Inc	52,800	8,083,680
International Business Machines Corp	26,925	3,588,025
Western Union Co	14,119	348,174
		27,296,862
Insurance – 11.1%
Aflac Inc	72,492	3,710,141
Allstate Corp	196,100	22,531,890
Arthur J Gallagher & Co	25,952	3,238,031
Assurant Inc	60,631	8,595,657
Everest Re Group Ltd	33,396	8,275,863
Marsh & McLennan Cos Inc	105,496	12,849,413
Progressive Corp	272,262	26,030,970
Willis Towers Watson PLC	109,855	25,143,612
		110,375,577
Interactive Media & Services – 1.2%
Alphabet Inc - Class A*	2,292	4,727,296
Alphabet Inc - Class C*	1,345	2,782,307
Facebook Inc*	14,176	4,175,257
		11,684,860
Internet & Direct Marketing Retail – 3.0%
Amazon.com Inc*	9,486	29,350,443
Life Sciences Tools & Services – 0.3%
Bio-Rad Laboratories Inc*	1,681	960,137
Waters Corp*	8,725	2,479,383
		3,439,520
Machinery – 0.2%
Trane Technologies PLC	14,320	2,370,819
Media – 0.5%
Charter Communications Inc*	8,740	5,392,755
Multiline Retail – 2.3%
Dollar General Corp	44,490	9,014,564
Target Corp	68,232	13,514,712
		22,529,276
Multi-Utilities – 3.5%
CMS Energy Corp	23,922	1,464,505
Consolidated Edison Inc	327,862	24,524,078
Dominion Energy Inc	30,589	2,323,540
Sempra Energy	20,005	2,652,263
WEC Energy Group Inc	34,596	3,237,840
		34,202,226
Personal Products – 2.6%
Estee Lauder Cos Inc	90,154	26,221,291
Pharmaceuticals – 6.7%
Bristol-Myers Squibb Co	64,992	4,102,945
Eli Lilly & Co	20,612	3,850,734
Johnson & Johnson	237,119	38,970,508
Zoetis Inc	126,361	19,899,330
		66,823,517
Professional Services – 0.2%
Leidos Holdings Inc	15,757	1,517,084

Shares		Value
Common Stocks– (continued)
Road & Rail – 0.1%
Union Pacific Corp	4,743	$1,045,405
Semiconductor & Semiconductor Equipment – 0.1%
QUALCOMM Inc	4,037	535,266
Software – 6.3%
Citrix Systems Inc	140,683	19,746,266
Microsoft Corp	163,726	38,601,679
NortonLifeLock Inc	167,522	3,561,518
Oracle Corp	9,444	662,685
		62,572,148
Specialty Retail – 0.1%
AutoZone Inc*	588	825,728
Technology Hardware, Storage & Peripherals – 4.8%
Apple Inc	377,900	46,160,485
Seagate Technology PLC	16,247	1,246,957
		47,407,442
Water Utilities – 1.1%
American Water Works Co Inc	69,671	10,445,076
Wireless Telecommunication Services – 2.2%
T-Mobile US Inc*	175,918	22,040,766
Total Common Stocks (cost $849,791,277)		986,352,248
Investment Companies– 0.4%
Money Markets – 0.4%
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº,£((cost $3,685,104)	3,684,797	3,685,166
Total Investments (total cost $853,476,381) – 100.0%		990,037,414
Cash, Receivables and Other Assets, net of Liabilities – 0%		53,561
Net Assets – 100%		$990,090,975

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/21
Investment Companies - 0.4%
Money Markets - 0.4%
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº	$1,648	$24	$(23)	$3,685,166
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	12,042∆	-	-	-
Total Affiliated Investments - 0.4%	$13,690	$24	$(23)	$3,685,166

	Value at 12/31/20	Purchases	Sales Proceeds	Value at 3/31/21
Investment Companies - 0.4%
Money Markets - 0.4%
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº	7,489,512	30,294,349	(34,098,696)	3,685,166
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	1,951,837	1,276,911	(3,228,748)	-

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2021.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$986,352,248	$-	$-
Investment Companies	-	3,685,166	-
Total Assets	$986,352,248	$3,685,166	$-

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2021 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

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